Financial Instruments And Risk Analysis - Schedule of movement in foreign exchange hedges (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Statement [Line Items]
Beginning balance	R$ (208,359)
Ending balance	(233,040)
Foreign Exchange Hedges
Statement [Line Items]
Beginning balance
Gain on designated hedges	11,901
Expensed hedge amortization	(13,053)
Ending balance	R$ (1,152)